Financial instruments - additional information - Maturity analysis of derivatives (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Maturity analysis of derivatives
Derivative assets	£ 4,801	£ 3,936
Derivative liabilities	(2,755)	(3,252)
Net derivative position	2,046	684
Maturity profile of net derivative position	2,333	1,006
Expected to be settled within one year
Maturity analysis of derivatives
Maturity profile of net derivative position	2,359	1,009
After 1 year to 3 years
Maturity analysis of derivatives
Maturity profile of net derivative position	(16)	(14)
After 3 years to 5 years
Maturity analysis of derivatives
Maturity profile of net derivative position	(9)	(7)
Over 5 years
Maturity analysis of derivatives
Maturity profile of net derivative position	£ (1)	£ 18